Other Receivables, net - Related Party (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
Annual net sales, percentage	1.80%
Royal payment, percentage	0.90%
Provision for doubtful accounts, percentage	100.00%
Promissory note (in Dollars)	$ 77,714
Net receivable (in Dollars)		$ 67,954